Share-based payments	12 Months Ended
Mar. 31, 2026
Disclosure of Share-based payments [Abstract]
Share-based payments

31.    Share-based payments

(i) The Group had issued stock options under Associate Stock Option Plan (ASOP) 1999, ASOP 2000, ASOP 2002, ASOP 2005, ASOP 2007 and ASOP 2014.  The Compensation Committee grants the options on the basis of performance, criticality and potential of the employees as identified by the management. Each option entitles the holder to purchase one American Depository Share (ADS) at an exercise price determined by the Compensation committee on the date of the grant. There are no options outstanding in respect of ASOP 1999, ASOP 2000, ASOP 2002, ASOP 2005 and ASOP 2007 as of March 31, 2026. The plan details of ASOP 2014 are as follows:

Associate Stock Option Plan 2014

During July 2014, the shareholders of the Company approved a new scheme for allotment of shares to employees i.e. Associate Stock Option Plan 2014. 25,000,000 shares are reserved for this plan. Consequently 5,870,800 options were granted to the employees on January 20, 2015. The Company has granted an additional 25,000, 195,000, 465,000, 7,220,000, 335,000, 150,000, 525,000 and 184,300 options to employees during the year 2022-2023, 2021-2022, 2020-2021, 2019-2020, 2018-2019, 2017-2018, 2016-2017 and 2015-2016 respectively.

The options vest in the following manner:

4,304,600 Options (Option Plan I):

3/5th of the options vest at the end of one year from the date of grant. The remaining 2/5th vests at the end of every half year during second and third years from the date of grant in four equal instalments

6,612,700 Options (Option Plan II):	2/5th of the options vest at the end of one year from the date of grant. The remaining 3/5th vests at the end of every half year during second, third and fourth years in six equal instalments
4,052,800 Options (Option Plan III):	2/5th of the options vest at the end of two years from the date of grant. The remaining 3/5th vests at the end of every half year during third, fourth and fifth years in six equal instalments.

The stock options can be exercised within a period of twelve months from the date of last vesting.

As the number of stock options and the price of those options were made known to each allottee, the Plan has been considered as a fixed price grant. Stock option activity under the ASOP 2014 Plan is as follows:

No. of options granted, exercised and forfeited	Number of options 2026	Weighted average exercise price in ₹ 2026	Number of options 2025	Weighted average exercise price in ₹ 2025	Number of options 2024	Weighted average exercise price in ₹ 2024
Outstanding at the beginning of the year	1,341,682	60.06	6,329,187	90.12	6,972,978	92.60
Granted during the year	-	-	8,630,671	60.06	-	-
Forfeited during the year	(217,450)	60.06	(1,426,246)	60.06	(146,700)	90.12
Expired during the year	(146,214)	60.06	(11,420,954)	90.12	-	-
Exercised during the year	(505,290)	74.13	(770,976)	60.06	(497,091)	90.12
Outstanding at the end of the year	472,728	74.13	1,341,682	60.06	6,329,187	90.12
Exercisable at the end of the year	390,000	74.13	1,043,802	60.06	5,183,587	90.12

*

During the year there was a ratio change from the current ratio, where one (1) ADS represents one (1) equity share, to a new ratio, where one (1) ADS represents six (6) equity shares, with no change to the Company’s equity shares with effect from October 4, 2024.Outstanding options after ratio change is 78,788 at the end of March 31, 2026 out of which exercisable is 65,000 Options.

The fair value of stock options granted has been measured using the Black Scholes model at the date of the grant. The Black Scholes model includes assumptions regarding dividend yields, expected volatility, expected term (or “option life”) and risk free interest rates. In respect of the options granted, the expected term is estimated based on the vesting term, contractual term as well as expected exercise behavior of the employees receiving the option. Expected volatility of the option is based on historical volatility, during a period equivalent to the option life, of the observed market prices of the Company’s publicly traded equity shares. Share prices for the year 2011-12 have been eliminated in determining volatility as there had been extra ordinary price movements during the said period on account of capital infusion by promoters. Dividend yield of the options is based on the recent dividend activity. Risk-free interest rates are based on the Government securities yield in effect at the time of the grant. These assumptions reflect management’s best estimates, but these assumptions involve inherent market uncertainties based on market conditions generally outside the Company’s control. As a result, if other assumptions had been used in the current period, stock-based compensation expense could have been materially impacted. Further, if management uses different assumptions in the future periods, stock compensation expense could be materially impacted in future years.

The estimated fair value of stock options is charged to income on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award were, in substance, multiple awards.

A summary of information about fixed price stock options outstanding with respect to ASOP 2014 is furnished below:

As at	Range of exercise price in ₹	Number outstanding on March 31	Weighted average exercise price in ₹	Weighted average remaining contractual life	Number exercisable on March 31	Weighted average exercise price In ₹
March 31, 2026	34.62 - 135.28	472,728	74.13	0.10-1.82 Years	390,000	74.13
March 31, 2025	34.62 - 135.28	1,341,682	60.06	0.09-2.82 Years	1,043,802	60.06
March 31, 2024	66.60 - 230.97	6,329,187	90.12	0.05-3.82 Years	5,183,587	90.12

(ii) ESOP 2025 - Sify Infinit Spaces Limited ('SISL') - Subsidiary Company

a. Scheme details

The Subsidiary Company has instituted an employee share-based payment scheme titled “SISL Employee Stock Option Plan 2025” ("ESOP 2025"/"Plan"), which was approved by the shareholders at the general meeting held on September 26, 2025 for granting upto 30 million options. Under the Plan, eligible employees of the Subsidiary Company and its holding company may be granted options to acquire equity shares of the Subsidiary Company upon payment of the grant price. Each option is convertible into one equity share upon exercise. The options vest subject to continued employment and achievement of specified performance conditions, with 40% vesting after two years from the grant date and the remaining 60% vesting over the subsequent three years in equal half-yearly tranches. Vesting is linked to both individual performance and Subsidiary Company performance parameters relating to capacity billed, revenue and EBIT. The options may be exercised upon occurrence of a liquidity event such as an initial public offering or strategic sale, in accordance with the terms of the Plan. The options do not carry rights to dividend or voting prior to exercise.

The following share based payment arrangements were in existence during the current year:

Option Plan	SISL Employee Stock Option Plan 2025
Number of options	1,87,90,000
Grant date	January 18, 2026
Expiry date	January 18, 2031
Exercise price	₹ 150
Vesting pattern	2/5th of the options vests at the end of two years from the date of grant.The remaining 3/5th of the options vests equally every six months over the next 3 years.

b. Fair value on the grant date

The fair value of options is measured using Black-Scholes valuation model. The fair value of the options granted under the stock option scheme is treated as discount and accounted as employee compensation over the vesting period. The key inputs used in the measurement of the grant date fair valuation of equity settled plans is given in the table below:

Particulars	For the year ended
	March 31, 2026	March 31, 2025
Risk free interest rates	6.45%	-
Expected life	5 years	-
Volatility	15%	-
Dividend yield	0%	-
Exercise price ₹	150	-
Share price on the date of grant ₹	150	-

c. Movement in share options during the year:

The movement in the number of stock options are as follows:

No. of options granted, exercised and forfeited	For the year ended
	March 31, 2026	March 31, 2025
Outstanding at the beginning of the year	-	-
Granted during the year	18,790,000	-
Forfeited and expired during the year	-	-
Exercised during the year	-	-
Outstanding at the end of the year	18,790,000	-
Exercisable at the end of the year	-	-

Range of weighted average remaining contractual life, weighted average fair value and weighted average share price for the options are as follows:

Particulars	For the year ended
	March 31, 2026	March 31, 2025
Remaining contractual life for the options outstanding as of (years)	4.8 Years	-
Fair value for the options granted during the year ended (₹)	38.36 to 48.40	-